UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Short Duration Credit Opportunities Fund (JSD)
October 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 123.3% (82.9% of Total Investments) (4)
	Airlines – 3.1% (2.1% of Total Investments)
$3,200	Delta Air Lines Inc., Term Loan B1, WI/DD	TBD	TBD	Ba2	$3,192,000
1,000	Delta Air Lines Inc., Term Loan B2, WI/DD	TBD	TBD	Ba2	995,833
1,975	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	1,988,825
6,175	Total Airlines				6,176,658
	Auto Components – 1.0% (0.7% of Total Investments)
1,995	Allison Transmission, Inc., Term Loan B3	4.250%	8/23/19	BB-	2,006,832
	Biotechnology – 2.5% (1.7% of Total Investments)
1,068	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	1,076,267
1,000	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	1,001,875
2,954	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	2,928,145
5,022	Total Biotechnology				5,006,287
	Building Products – 0.3% (0.2% of Total Investments)
636	Goodman Global Inc., Second Lien, Term Loan	9.000%	10/28/17	B-	644,000
	Capital Markets – 1.7% (1.1% of Total Investments)
850	American Capital Limited Senior Loan	5.500%	8/15/16	BB	856,375
2,469	Citco III Limited, Term Loan	5.500%	6/29/18	N/A	2,491,895
3,319	Total Capital Markets				3,348,270
	Chemicals – 2.5% (1.7% of Total Investments)
735	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	741,611
1,194	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	1,212,403
2,000	PQ Corporation, Term Loan, Second Lien	6.712%	7/30/15	B-	1,989,166
1,120	Styron S.a.r.l. Corporation,Term Loan	8.000%	8/02/17	B+	1,072,138
5,049	Total Chemicals				5,015,318
	Commercial Banks – 0.9% (0.6% of Total Investments)
1,777	Ocwen Financial Corporation, Initial Term Loan	7.000%	9/01/16	B1	1,786,096
	Commercial Services & Supplies – 2.8% (1.9% of Total Investments)
1,000	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	B	996,667
500	Brand Energy & Infrastructure Services, Inc., Term Loan B, Second Lien, WI/DD	TBD	TBD	CCC+	495,000
1,000	Ceridian Corporation, Extended Term Loan	5.964%	5/09/17	B1	997,813
700	Harland Clarke Holdings Corporation, Extended Term Loan	5.462%	6/30/17	B+	640,062
498	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	506,206
178	ServiceMaster Company, Delayed Term Loan	2.710%	7/24/14	Ba3	177,923
1,788	ServiceMaster Company, Term Loan	2.710%	7/24/14	Ba3	1,786,712
5,664	Total Commercial Services & Supplies				5,600,383
	Communications Equipment – 2.8% (1.9% of Total Investments)
2,406	Avaya, Inc., Term Loan	3.177%	10/27/14	B1	2,347,662
1,000	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	990,000
995	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	1,010,547
1,169	Telesat Holdings, Inc., Term Loan B	4.250%	3/28/19	BB-	1,175,667
5,570	Total Communications Equipment				5,523,876
	Construction Materials – 0.1% (0.1% of Total Investments)
170	Schaeffler AG, Term Loan C2, First Lien	6.000%	1/27/17	Ba3	172,019
	Consumer Finance – 4.0% (2.7% of Total Investments)
750	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	723,750
2,000	NES Rentals Holdings, Inc., Extended Term Loan, Second Lien	13.250%	10/20/14	Ba3	1,990,000
1,000	Residential Capital Corp, Term Loan A1	5.000%	11/18/13	Ba1	1,004,375
500	Residential Capital Corp, Term Loan A2	6.750%	11/18/13	BB	506,875
1,742	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	1,754,288
2,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	1,975,000
7,992	Total Consumer Finance				7,954,288
	Containers & Packaging – 1.7% (1.1% of Total Investments)
1,146	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,152,447
2,179	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	2,194,410
3,325	Total Containers & Packaging				3,346,857
	Distributors – 1.6% (1.1% of Total Investments)
2,993	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	3,087,886
	Diversified Consumer Services – 2.6% (1.7% of Total Investments)
1,902	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,930,880
1,277	Cengage Learning Acquisitions, Inc., Term Loan	2.470%	7/03/14	B	1,220,787
1,958	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,952,638
5,137	Total Diversified Consumer Services				5,104,305
	Diversified Financial Services – 2.3% (1.5% of Total Investments)
1,000	ADS Waste Holdings Inc., Term Loan B	5.250%	10/09/19	B1	1,010,521
998	Ferrara Candy Company, Term Loan B	7.509%	6/18/18	B	1,011,216
2,494	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	2,517,129
4,492	Total Diversified Financial Services				4,538,866
	Electrical Equipment – 0.5% (0.3% of Total Investments)
1,000	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	1,002,500
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
1,485	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,202,850
	Food & Staples Retailing – 1.2% (0.8% of Total Investments)
900	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	910,781
1,500	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	1,515,938
2,400	Total Food & Staples Retailing				2,426,719
	Food Products – 1.2% (0.8% of Total Investments)
1,500	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,514,374
959	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	958,759
2,459	Total Food Products				2,473,133
	Health Care Equipment & Supplies – 2.5% (1.7% of Total Investments)
3,573	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	3,626,595
1,309	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	1,325,720
4,882	Total Health Care Equipment & Supplies				4,952,315
	Health Care Providers & Services – 13.3% (9.0% of Total Investments)
979	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	981,397
184	Community Health Systems, Inc., Extended Term Loan	3.921%	1/25/17	BB	185,502
983	CRC Health Corporation, Term Loan B3	8.500%	11/16/15	B+	976,732
3,000	DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	3,012,501
1,000	Genesis Healthcare LLC, Term Loan, DD1	10.000%	10/02/18	B	965,000
1,360	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	1,343,391
3,163	Golden Living, Term Loan	5.000%	5/04/18	B+	3,054,141
1,000	HCA, Inc., Tranche B2, Term Loan	3.612%	3/31/17	BB	1,002,943
1,191	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,203,238
1,234	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	1,239,736
360	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	356,105
931	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	940,310
1,901	LifeCare Holdings, Inc., Term Loan Add On	8.093%	2/01/16	N/R	1,793,162
165	LifeCare, Term Loan	8.093%	2/01/16	N/R	155,547
870	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	875,523
1,000	National Mentor Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	1,002,917
2,970	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	2,982,994
1,975	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,992,281
499	Select Medical Corporation, Tranche B, Term Loan A	5.502%	6/01/18	BB-	503,114
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,010,000
988	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	993,672
26,753	Total Health Care Providers & Services				26,570,206
	Health Care Technology – 2.4% (1.6% of Total Investments)
3,008	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	3,043,386
999	Fenwal, Inc., Term Loan, Second Lien	5.672%	8/28/14	B	999,112
750	U.S. Renal Care, Inc., Term Loan, Second Lien	10.250%	12/02/19	CCC+	769,688
4,757	Total Health Care Technology				4,812,186
	Hotels, Restaurants & Leisure – 3.5% (2.3% of Total Investments)
2,361	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,388,770
2,504	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	2,526,297
1,990	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	2,014,461
6,855	Total Hotels, Restaurants & Leisure				6,929,528
	Household Durables – 0.5% (0.3% of Total Investments)
1,000	AOT Bedding Super Holdings LLC, Term Loan B	4.172%	8/29/19	B+	1,001,042
	Household Products – 1.1% (0.8% of Total Investments)
2,235	Spectrum Brands, Inc., Term Loan	5.018%	6/17/16	Ba3	2,243,605
	Industrial Conglomerates – 3.4% (2.3% of Total Investments)
988	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	994,659
772	Property Data I, Inc., Term Loan	7.000%	1/04/17	B1	771,903
2,000	SRAM LLC, Term Loan, Second Lien	8.500%	12/07/18	B-	2,040,000
2,955	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,918,062
6,715	Total Industrial Conglomerates				6,724,624
	Insurance – 1.0% (0.7% of Total Investments)
1,000	Cunningham Lindsey Group, Ltd., Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	1,001,875
1,000	Vantage Drilling Company, Term Loan B, WI/DD	TBD	TBD	B-	970,833
2,000	Total Insurance				1,972,708
	Internet Software & Services – 6.4% (4.3% of Total Investments)
1,651	Go Daddy Group Inc, First Lien Term Loan	5.500%	12/17/18	Ba3	1,647,122
2,000	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,024,166
1,488	Sabre, Inc., Extended Term Loan, First Lien	5.962%	9/30/17	B1	1,482,077
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	2,050,000
2,983	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,016,699
2,452	WebCom Group Inc., First Lien	11.000%	10/27/18	Ba3	2,455,378
12,574	Total Internet Software & Services				12,675,442
	IT Services – 6.8% (4.5% of Total Investments)
1,000	Booz Allen Hamilton, Inc., Term Loan B	4.500%	7/31/19	BB	1,007,396
1,426	First Data Corporation, Extended Term Loan B	5.211%	3/24/17	B+	1,411,189
2,118	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	1,913,061
714	Neustar Inc., Term Loan	5.000%	11/08/18	BB+	721,843
296	Sabre, Inc., New Extended Term Loan	5.962%	12/29/17	B1	295,146
1,258	SRA International, Term Loan	6.500%	7/20/18	B1	1,227,344
2,529	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	2,551,267
769	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	793,269
3,491	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	3,517,434
13,601	Total IT Services				13,437,949
	Leisure Equipment & Products – 1.8% (1.2% of Total Investments)
1,985	Academy, Ltd., Term Loan	6.000%	8/03/18	B	1,991,203
1,646	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,659,186
3,631	Total Leisure Equipment & Products				3,650,389
	Machinery – 0.7% (0.4% of Total Investments)
500	Navistar International Corporation, Term Loan B	7.000%	8/16/17	Ba2	504,062
794	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	800,451
1,294	Total Machinery				1,304,513
	Media – 8.1% (5.5% of Total Investments)
554	Atlantic Broadband Finance LLC, Term Loan B, WI/DD	TBD	TBD	Ba3	559,881
1,384	Cengage Learning Inc., Term Loan B	5.720%	7/04/17	B	1,265,823
995	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	998,109
995	Charter Communications Operating Holdings LLC, Term Loan D	4.000%	5/15/19	BB+	1,002,836
992	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	998,955
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	1,015,250
772	Entercom Communications, Inc., Term Loan B	6.250%	11/23/18	BB-	777,628
1,724	Newport Television LLC, Term Loan B	9.000%	9/14/16	B2	1,739,556
477	Newport Television LLC, Term Loan	9.000%	9/14/16	B-	480,869
987	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	994,654
2,571	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,590,715
3,751	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	3,791,088
16,202	Total Media				16,215,364
	Metals & Mining – 1.0% (0.7% of Total Investments)
2,000	Fortescue Metals Group Term Loan B, WI/DD	TBD	TBD	BBB-	1,995,000
	Multiline Retail – 1.2% (0.8% of Total Investments)
564	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	571,398
1,861	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,881,523
2,425	Total Multiline Retail				2,452,921
	Oil, Gas & Consumable Fuels – 4.6% (3.1% of Total Investments)
55	Alon USA Energy, Inc., Edgington Facility	4.500%	8/05/13	B+	54,585
439	Alon USA Energy, Inc., Paramount Facility	4.500%	8/05/13	B+	436,678
1,238	Buffalo Gulf Coast Terminals, Term Loan, WI/DD	TBD	TBD		1,249,875
744	CCS Income Trust, Delayed Term Loan	3.212%	11/14/14	B	732,927
990	CCS Income Trust, Term Loan	3.212%	11/14/14	B1	974,560
731	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	741,648
1,000	Everest Acquisition LLC Term Loan	0.425%	5/24/18	Ba3	1,009,063
2,122	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	2,146,873
1,000	Plains Exploration and Production Company, Term Loan, WI/DD	TBD	TBD	Ba1	1,005,804
833	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	842,057
9,152	Total Oil, Gas & Consumable Fuels				9,194,070
	Pharmaceuticals – 8.1% (5.4% of Total Investments)
2,993	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	3,029,906
1,941	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,955,415
1,000	Generic Drug Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	1,005,833
2,978	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	Ba3	3,017,512
1,975	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	1,991,294
2,244	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	2,256,719
269	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	270,374
708	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	711,963
354	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	355,982
487	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	489,475
833	Warner Chilcott Corporation, Term Loan B4	3.261%	8/15/17	BBB-	833,854
167	Warner Chilcott Corporation, Term Loan B5	3.261%	8/20/17	BBB-	166,771
15,949	Total Pharmaceuticals				16,085,098
	Real Estate Investment Trust – 2.1% (1.4% of Total Investments)
183	iStar Financial, Inc., Term Loan, Tranche A1	5.250%	3/19/16	BB-	185,418
2,000	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	2,000,938
143	Realogy Corporation, Synthetic Letter of Credit	4.484%	10/10/16	B+	142,628
1,913	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	1,924,453
4,239	Total Real Estate Investment Trust				4,253,437
	Real Estate Management & Development – 3.0% (2.1% of Total Investments)
2,197	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	2,217,380
2,000	Homeward Residential Holdings, Inc., Initial Term Loan	8.250%	8/08/17	B+	2,013,750
1,829	Realogy Corporation, Delayed Term Loan	4.464%	10/10/16	B+	1,827,375
6,026	Total Real Estate Management & Development				6,058,505
	Road & Rail – 1.1% (0.7% of Total Investments)
500	Avis Budget Car Rental LLC, Term Loan, Tranche C	4.250%	3/15/19	Ba1	505,782
1,566	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	1,578,872
2,066	Total Road & Rail				2,084,654
	Semiconductors & Equipment – 1.1% (0.7% of Total Investments)
925	Microsemi Corporation, Term Loan	4.000%	2/02/18		932,329
1,188	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	1,215,225
2,113	Total Semiconductors & Equipment				2,147,554
	Software – 11.0% (7.4% of Total Investments)
3,925	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	3,970,138
1,985	BlackBoard, Inc., Term Loan, First Lien	7.500%	10/04/18	B+	2,002,990
885	DataTel Inc., Term Loan B	6.250%	7/19/18	B+	898,984
3,491	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	3,533,253
908	IPC Systems, Inc., Term Loan, First Lien	7.750%	7/31/17	B-	876,571
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.462%	6/01/15	CCC	3,287,000
2,750	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	2,762,031
2,569	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	2,602,025
266	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	268,760
1,000	Vertafore Inc., Term Loan	9.750%	10/29/17	CCC+	1,002,500
736	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	738,639
22,315	Total Software				21,942,891
	Specialty Retail – 2.9% (2.0% of Total Investments)
917	Collective Brands Inc., Term Loan B	7.250%	10/09/19	B1	922,969
1,675	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,678,237
1,063	Jo–Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,064,379
248	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	250,056
1,388	Party City Corporation, Term Loan	5.750%	7/27/19	B1	1,402,589
476	Toys “R” Us - Delaware Inc., Term Loan B	6.000%	9/01/16	B+	475,235
5,767	Total Specialty Retail				5,793,465
	Textiles, Apparel & Luxury Goods – 0.4% (0.3% of Total Investments)
750	Wolverine World Wide, Inc., Term Loan B, WI/DD	TBD	TBD	BB	758,906
	Wireless Telecommunication Services – 1.9% (1.3% of Total Investments)
2,424	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.862%	1/29/16	CCC+	2,013,999
1,752	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,756,253
4,176	Total Wireless Telecommunication Services				3,770,252
$246,137	Total Variable Rate Senior Loan Interests (cost $240,826,831)				245,443,767

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 18.6% (12.5% of Total Investments)
	Building Products – 1.1% (0.7% of Total Investments)
$2,000	McJunkin Red Man Corporation	9.500%	12/15/16	B	$2,162,000
	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	487,500
	Communications Equipment – 0.7% (0.5% of Total Investments)
1,500	Avaya Inc.	9.750%	11/01/15	CCC+	1,335,000
	Diversified Telecommunication Services – 1.1% (0.7% of Total Investments)
2,000	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	2,105,000
	Health Care Equipment & Supplies – 1.8% (1.2% of Total Investments)
2,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,875,500
750	Rotech Healthcare Inc.	10.750%	10/15/15	B3	731,250
3,450	Total Health Care Equipment & Supplies				3,606,750
	Health Care Providers & Services – 2.4% (1.6% of Total Investments)
2,000	HCA Inc.	8.500%	4/15/19	BB+	2,247,500
500	Select Medical Corporation	6.494%	9/15/15	B-	497,500
1,000	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	1,040,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,072,500
4,500	Total Health Care Providers & Services				4,857,500
	Hotels, Restaurants & Leisure – 0.5% (0.4% of Total Investments)
1,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,082,500
	Household Products – 1.4% (0.9% of Total Investments)
2,500	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	2,806,250
	Leisure Equipment & Products – 0.9% (0.6% of Total Investments)
1,700	The Academy Limited Finance, 144A	9.250%	8/01/19		1,861,500
	Media – 1.7% (1.1% of Total Investments)
500	AMC Networks Inc.	7.750%	7/15/21	BB-	566,250
455	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	409,500
1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	935,000
2,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,480,000
3,955	Total Media				3,390,750
	Metals & Mining – 0.7% (0.5% of Total Investments)
1,400	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,347,500
	Multiline Retail – 0.3% (0.2% of Total Investments)
500	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	567,500
	Oil, Gas & Consumable Fuels – 1.1% (0.8% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,275,000
	Pharmaceuticals – 2.7% (1.8% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,015,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,152,500
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	541,250
1,500	Warner Chilcott Company LLC	7.750%	9/15/18	BB-	1,582,500
5,000	Total Pharmaceuticals				5,291,250
	Software – 1.9% (1.3% of Total Investments)
2,550	Infor Us Inc.	11.500%	7/15/18	B-	2,951,625
750	Infor Us Inc.	9.375%	4/01/19	B-	828,750
3,300	Total Software				3,780,375
$35,305	Total Corporate Bonds (cost $34,195,275)				36,956,375

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short–Term Investments – 6.9% (4.6% of Total Investments)
$13,738	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $13,737,784, collateralized by $13,800,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $14,014,411	0.010%	11/01/12		$13,737,780
	Total Short–Term Investments (cost $13,737,780)				13,737,780
	Total Investments (cost $288,759,886) – 148.8%				296,137,922
	Borrowings – (42.7)% (5), (6)				(85,000,000)
	Other Assets Less Liabilities – (6.1)% (7)				(12,054,708)
	Net Assets Applicable to Common Shares – 100%				$199,083,214

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (7)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/16	$(424,229)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/14	(105,561)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/18	(745,054)
							$(1,274,844)
*Annualized.

Credit Default Swaps outstanding:

			Current					Unrealized
		Buy/Sell	Credit	Notional	Fixed	Termination		Appreciation
Counterparty	Referenced Entity	Protection (8)	Spread (9)	Amount	Rate*	Date	Value	(Depreciation) (7)
Barclays Bank PLC	Hewlett-Packard Company	Buy	3.48%	$ 2,000,000	1.000%	12/20/17	$ 219,279	$ 8,806
Citibank N.A.	Best Buy Co, Inc.	Buy	9.82	1,000,000	5.000	12/20/17	159,135	66,636
Citibank N.A.	Hasbro, Inc.	Buy	1.33	2,000,000	1.000	12/20/17	29,705	(6,783)
Credit Suisse	Delhaize America, LLC	Buy	3.02	1,000,000	1.000	12/20/17	90,676	(12,133)
Deutsche Bank	Hewlett-Packard Company	Buy	3.48	2,000,000	1.000	12/20/17	219,279	33,680
Deutsche Bank	Kohl’s Corporation	Buy	1.67	3,000,000	1.000	12/20/17	94,126	13,417
Morgan Stanley	The Kroger Co.	Buy	1.26	2,000,000	1.000	12/20/17	23,054	(21,159)
								$ 82,464

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests		$–	$245,443,767	$–	$245,443,767
Corporate Bonds		–	36,956,375	–	36,956,375
Short-Term Investments:
Repurchase Agreements		–	13,737,780	–	13,737,780
Derivatives:
Interest Rate Swaps**		–	(1,274,844)	–	(1,274,844)
Credit Default Swaps**		–	82,464	–	82,464
Total		$–	$294,945,542	$–	$294,945,542
* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	–	$–	Unrealized depreciation on interest rate swaps	$(1,274,844)
Credit	Swaps	Unrealized appreciation on credit default swaps*	122,539	–	–
Credit	Swaps	Unrealized appreciation on credit default swaps*	(40,075)	–	–
Total			$82,464		$(1,274,844)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions, and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives), was $288,799,453.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at October 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 8,582,597
Depreciation					(1,244,128)

Net unrealized appreciation (depreciation) of investments					$ 7,338,469

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Borrowings as a percentage of Total Investments is 28.7%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.
(8)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

N/R	Not rated.
N/A	Not applicable.
DD1	Investment or portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012